Shareholder Report, Holdings (Details)	Sep. 30, 2024
PGIM Jennison Growth Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM Jennison Growth Fund - Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
PGIM Jennison Growth Fund - Class R4 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison Growth Fund - Class R4 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Growth Fund - Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Growth Fund - Class R4 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class R4 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Growth Fund - Class R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Growth Fund - Class R4 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Growth Fund - Class R4 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Growth Fund - Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Growth Fund - Class R4 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Growth Fund - Class R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class R4 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Growth Fund - Class R4 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Growth Fund - Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class R4 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Growth Fund - Class R4 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class R4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Growth Fund - Class R4 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Growth Fund - Class R4 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison Growth Fund - Class R4 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Jennison Growth Fund - Class R4 | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Balanced Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Balanced Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Balanced Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Balanced Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Balanced Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Balanced Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Balanced Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Balanced Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class Z | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Balanced Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Balanced Fund - Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Balanced Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[1]
PGIM Balanced Fund - Class Z | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Balanced Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Balanced Fund - Class Z | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Balanced Fund - Class Z | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Balanced Fund - Class Z | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Balanced Fund - Class Z | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Balanced Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Balanced Fund - Class Z | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class Z | Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class Z | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class Z | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class Z | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class Z | Other Assets In Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Growth Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM Jennison Growth Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
PGIM Jennison Growth Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison Growth Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Growth Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Growth Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Growth Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Growth Fund - Class C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Growth Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Growth Fund - Class C | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Growth Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Growth Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Growth Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Growth Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Growth Fund - Class C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Growth Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison Growth Fund - Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Jennison Growth Fund - Class C | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Focused Value Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Focused Value Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Focused Value Fund - Class R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Value Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Focused Value Fund - Class R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Value Fund - Class R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Focused Value Fund - Class R | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Value Fund - Class R | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Focused Value Fund - Class R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Focused Value Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Focused Value Fund - Class R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Focused Value Fund - Class R | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value Fund - Class R | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class R | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Jennison Focused Value Fund - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Jennison Focused Value Fund - Class R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Focused Value Fund - Class R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Value Fund - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Focused Value Fund - Class R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Value Fund - Class R | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Value Fund - Class R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Focused Value Fund - Class R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Growth Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM Jennison Growth Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
PGIM Jennison Growth Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison Growth Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Growth Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Growth Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Growth Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Growth Fund - Class A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Growth Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Growth Fund - Class A | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Growth Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Growth Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Growth Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Growth Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Growth Fund - Class A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Growth Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison Growth Fund - Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Jennison Growth Fund - Class A | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Balanced Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Balanced Fund - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Balanced Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Balanced Fund - Class R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Balanced Fund - Class R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Balanced Fund - Class R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Balanced Fund - Class R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Balanced Fund - Class R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class R | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Balanced Fund - Class R | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Balanced Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Balanced Fund - Class R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[1]
PGIM Balanced Fund - Class R | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Balanced Fund - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Balanced Fund - Class R | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Balanced Fund - Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Balanced Fund - Class R | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Balanced Fund - Class R | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Balanced Fund - Class R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Balanced Fund - Class R | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class R | Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class R | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class R | Other Assets In Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Focused Value Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Focused Value Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Focused Value Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Value Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Focused Value Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Value Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Focused Value Fund - Class C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Value Fund - Class C | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Focused Value Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Focused Value Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Focused Value Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Focused Value Fund - Class C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value Fund - Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class C | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Jennison Focused Value Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Jennison Focused Value Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Focused Value Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Value Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Focused Value Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Value Fund - Class C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Value Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Focused Value Fund - Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Focused Value Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Focused Value Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Focused Value Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Value Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Focused Value Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Value Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Focused Value Fund - Class R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Value Fund - Class R6 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Focused Value Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Focused Value Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Focused Value Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Focused Value Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value Fund - Class R6 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class R6 | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Jennison Focused Value Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Jennison Focused Value Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Focused Value Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Value Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Focused Value Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Value Fund - Class R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Value Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Focused Value Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Growth Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM Jennison Growth Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
PGIM Jennison Growth Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison Growth Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Growth Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Growth Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Growth Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Growth Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Growth Fund - Class Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Growth Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Growth Fund - Class Z | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Growth Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Growth Fund - Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Growth Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Growth Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Growth Fund - Class Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Growth Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison Growth Fund - Class Z | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Jennison Growth Fund - Class Z | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Growth Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM Jennison Growth Fund - Class R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
PGIM Jennison Growth Fund - Class R2 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison Growth Fund - Class R2 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Growth Fund - Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Growth Fund - Class R2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Growth Fund - Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Growth Fund - Class R2 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Growth Fund - Class R2 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Growth Fund - Class R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Growth Fund - Class R2 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Growth Fund - Class R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class R2 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Growth Fund - Class R2 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Growth Fund - Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class R2 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Growth Fund - Class R2 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class R2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Growth Fund - Class R2 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Growth Fund - Class R2 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison Growth Fund - Class R2 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Jennison Growth Fund - Class R2 | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Growth Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM Jennison Growth Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
PGIM Jennison Growth Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison Growth Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Growth Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Growth Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Growth Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Growth Fund - Class R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Growth Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Growth Fund - Class R6 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Growth Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Growth Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Growth Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Growth Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Growth Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Growth Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison Growth Fund - Class R6 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Jennison Growth Fund - Class R6 | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Balanced Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Balanced Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Balanced Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Balanced Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Balanced Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Balanced Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Balanced Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Balanced Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class C | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Balanced Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Balanced Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Balanced Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[1]
PGIM Balanced Fund - Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Balanced Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Balanced Fund - Class C | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Balanced Fund - Class C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Balanced Fund - Class C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Balanced Fund - Class C | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Balanced Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Balanced Fund - Class C | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class C | Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class C | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class C | Other Assets In Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Focused Value Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Focused Value Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Focused Value Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Value Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Focused Value Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Value Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Focused Value Fund - Class A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Value Fund - Class A | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Focused Value Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Focused Value Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Focused Value Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Focused Value Fund - Class A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value Fund - Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class A | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Jennison Focused Value Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Jennison Focused Value Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Focused Value Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Value Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Focused Value Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Value Fund - Class A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Value Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Focused Value Fund - Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Balanced Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Balanced Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Balanced Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Balanced Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Balanced Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Balanced Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Balanced Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R6 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Balanced Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Balanced Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Balanced Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[1]
PGIM Balanced Fund - Class R6 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Balanced Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Balanced Fund - Class R6 | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Balanced Fund - Class R6 | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Balanced Fund - Class R6 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Balanced Fund - Class R6 | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Balanced Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Balanced Fund - Class R6 | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class R6 | Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class R6 | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R6 | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R6 | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class R6 | Other Assets In Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Balanced Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Balanced Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Balanced Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Balanced Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Balanced Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Balanced Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Balanced Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Balanced Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class A | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Balanced Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Balanced Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Balanced Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[1]
PGIM Balanced Fund - Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Balanced Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Balanced Fund - Class A | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Balanced Fund - Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Balanced Fund - Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Balanced Fund - Class A | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Balanced Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Balanced Fund - Class A | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class A | Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class A | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class A | Other Assets In Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Growth Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM Jennison Growth Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
PGIM Jennison Growth Fund - Class R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison Growth Fund - Class R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Growth Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Growth Fund - Class R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Growth Fund - Class R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Growth Fund - Class R | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Growth Fund - Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Growth Fund - Class R | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Growth Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class R | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Growth Fund - Class R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Growth Fund - Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Growth Fund - Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Growth Fund - Class R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Growth Fund - Class R | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Growth Fund - Class R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison Growth Fund - Class R | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Jennison Growth Fund - Class R | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Focused Value Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Focused Value Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Focused Value Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Value Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Focused Value Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Value Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Focused Value Fund - Class Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Value Fund - Class Z | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Focused Value Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Focused Value Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Focused Value Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Focused Value Fund - Class Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value Fund - Class Z | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class Z | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Jennison Focused Value Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Jennison Focused Value Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Focused Value Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Value Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Focused Value Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Value Fund - Class Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Value Fund - Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Focused Value Fund - Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	Less than 0.05%